Stock-based payment plans - Stock Options (Details)		12 Months Ended
	Jun. 18, 2016	Dec. 31, 2017 USD ($) Options shares	Oct. 31, 2017 Options $ / Options	Jul. 28, 2017 Options $ / Options	May 03, 2017 Options $ / Options	Feb. 03, 2017 Options $ / Options	Dec. 31, 2016 Options	Dec. 02, 2016 Options $ / Options	Nov. 03, 2016 Options $ / Options	Aug. 24, 2016 Options $ / Options	Jul. 08, 2016 Options $ / Options	Apr. 15, 2016 Options $ / Options	Feb. 04, 2016 Options $ / Options	Dec. 31, 2015 Options	Oct. 20, 2015 Options $ / Options	Jul. 23, 2015 Options $ / Options	Apr. 24, 2015 Options $ / Options	Feb. 06, 2015 Options $ / Options	Dec. 31, 2014 Options	Dec. 18, 2014 Options $ / Options	Oct. 24, 2014 Options $ / Options	Apr. 24, 2014 Options $ / Options	Dec. 17, 2013 Options $ / Options	Jun. 12, 2013 Options $ / Options	Feb. 01, 2013 Options $ / Options	Sep. 21, 2012 Options $ / Options	Apr. 30, 2012 Options $ / Options	Apr. 25, 2012 Options $ / Options	Jun. 29, 2011 Options $ / Options	Feb. 16, 2011 Options $ / Options	Nov. 09, 2010 $ / Options	Jun. 11, 2010 Options $ / Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate	0.125
8-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate		0.125
1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate		1
Stock Options [member]
Stock options
The threshold that percentage of maximum number of shares issuable upon exercise of outstanding employee stock options over the outstanding share capital		33.33%
Number of ordinary shares for exercisable stock options | shares		1,223,507
Weighted average exercise price of share options exercisable | $		$ 1.17
Number exercisable		8,829,861
Stock Options [member] | 8-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate		0.125
Stock options
Exercise price per option | $ / Options												1.66	1.57		1.34	1.34	1.29	1.15		1.15	1.15	0.62	0.62	0.62	0.62	0.62	0.55	0.55	0.24	0.24	0.24	0.46
Number of stock options outstanding		11,539,000					16,778,000					380,000	785,000	16,788,000	500,000	630,000	386,000	1,629,000	12,575,000	724,000	346,000	303,000	4,788,000	129,000	33,000	205,000	121,000	484,000	8,000	72,000		16,000
Number exercisable		8,693,000										132,000	318,000		122,000	369,000	200,000	757,000		501,000	247,000	189,000	4,790,000	129,000	33,000	205,000	121,000	484,000	8,000	72,000		16,000
Grant date fair value per option | $ / Options												0.58	0.51		0.45	0.45	0.44	0.44		0.44	0.44	0.44	0.02	0.02	0.02	0.03	0.03	0.03	0.10	0.10	0.10	0.06
Stock Options [member] | 1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate		1
Stock options
Exercise price per option | $ / Options			40.87	38.37	30.87	22.85		22.77	22.31	29.67	16.23
Number of stock options outstanding		840,000	1,000	33,000	37,000	129,000	731,000	40,000	44,000	12,000	544,000
Number exercisable		137,000				11,000		10,000	8,000	3,000	105,000
Grant date fair value per option | $ / Options			14.52	13.47	11.39	9.47		8.04	8.59	11.47	5.42